NET INCOME (LOSS) PER SHARE (Antidilutive Securities Excluded from Computation of Earnings Per Share) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Options, nonvested shares and warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of potential anti-dilutive shares outstanding	285,312,520	187,160,617
Convertible senior note [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of potential anti-dilutive shares outstanding		22,800,000	76,000,000